FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Euro Member Countries, Euro
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations [Line Items]
Exposure	£ 63	£ 112
United States of America, Dollars
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations [Line Items]
Exposure	93	59
Other Non-Sterling [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations [Line Items]
Exposure	£ 48	£ 60